Shareholder Report, Line Graph (Details)	12 Months Ended
Sep. 30, 2024 USD ($)
Retail Class
Account Value [Line Items]
Account Value	$ 10,463
Institutional Class
Account Value [Line Items]
Account Value	$ 10,490
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,534
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,534